Other income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2025
Other Income (Expense) [Abstract]
Summary of other income/(expenses)

	2025	2024	2023

Other income
Consideration payable from acquisition adjustments (a)	—	—	8,634
Energy trading – unrealized fair value adjustments	7,614	6,429	—
Energy trading – net realized gains	4,341	138	—
Gain on associate derecognition	—	—	4,199
Gross obligation adjustments (a)	—	3,093	—
	11,955	9,660	12,833
Other expenses
Consideration payable from acquisition adjustments (a)	—	(25,280)	—
Fair value adjustments on contingent consideration payable (a)	(1,122)	—	—
Gross obligation adjustments (a)	(3,113)	—	(11,666)
Integration costs (b)	(7,697)	(14,809)	(2,104)
Share issuance expenses – SPAC (notes 5(h) and 21(c))	—	—	(6,167)
Transaction costs (b)	(4,801)	(8,178)	(9,618)
Other expenses	(2,657)	(7,722)	(2,697)
	(19,390)	(55,989)	(32,252)

(a)Present value remeasurements of consideration payable from acquisitions and gross obligations under put option as well as fair value adjustments recognized on contingent considerations payable. Present value remeasurements of consideration payable from acquisitions are presented as part of finance income or finance expense for 2025 and thereafter.
(b)Transaction and integration costs include expenses incurred on business combinations.